Long Term Debt, Note: Schedule of Contracts Payable (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Contracts Payable
Amount of Principal Payments Due
2014	$4,476
2015	-
2015	-
2017	-
2018	-
Thereafter	-
Total	$4,476